UNITED STATES
SECURITIES AND EXCHANGE COMMISSION
Washington, D.C. 20549

FORM N-Q

QUARTERLY SCHEDULE OF PORTFOLIO HOLDINGS OF REGISTERED
MANAGEMENT INVESTMENT COMPANY

Investment Company Act file number	811-06062

THE THAI CAPITAL FUND, INC.
(Exact name of registrant as specified in charter)

c/o 1735 Market Street, 32nd Floor Philadelphia, PA		19103
(Address of principal executive offices)		(Zip code)

Ms. Andrea Melia c/o Aberdeen Asset Management Inc. 1735 Market Street Philadelphia, PA 19103
(Name and address of agent for service)

Registrant’s telephone number, including area code:		866-839-5205

Date of fiscal year end:	December 31

Date of reporting period:	September 30, 2012

Item 1. Schedule of Investments. — The schedule of investments for the three-month period ended September 30, 2012 is filed herewith.

The Thai Capital Fund, Inc.

Consolidated Portfolio of Investments

September 30, 2012 (unaudited)

COMMON STOCKS—97.27%

Shares		Value
Banks—21.62%
442,100	Bangkok Bank Public Co., Ltd.	2,786,456
577,600	Bank of Ayudhya Public Co., Ltd.	586,418
509,200	Kasikornbank Public Co., Ltd.	3,019,126
4,673,500	Krung Thai Bank Public Co., Ltd.	2,778,583
151,100	Tisco Financial Group Public Co., Ltd.	225,815
7,702,600	TMB Bank Public Co., Ltd.	455,448
		9,851,846
Commerce—6.08%
2,402,300	CP ALL Public Co., Ltd.	2,770,675

Communication—8.68%
462,700	Advanced Info Service Public Co., Ltd.	3,216,942
439,000	Thaicom Public Co., Ltd.*	270,987
155,000	Total Access Communication Public Co., Ltd.	465,804
		3,953,733
Construction—5.53%
563,100	Dynasty Ceramic Public Co., Ltd.	928,435
140,300	The Siam Cement Public Co., Ltd.	1,590,791
		2,519,226
Energy—24.18%
27,800	Banpu Public Co., Ltd.	354,047
169,100	Electricity Generating Public Co., Ltd.	714,195
335,600	Glow Energy Public Co., Ltd.	722,334
417,100	PTT Exploration and Production Public Co., Ltd.	2,202,032
482,600	PTT Public Co., Ltd.	5,158,378
881,600	Thai Oil Public Co., Ltd.	1,868,883
		11,019,869
Food & Beverage—6.62%
1,921,300	Charoen Pokphand Foods Public Co., Ltd.	2,091,077
904,150	Minor International Public Co., Ltd.	452,367
199,240	Thai Union Frozen Products Public Co., Ltd.	474,148
		3,017,592
Health Care Services—3.12%
202,200	Bangkok Dusit Medical Services Public Co., Ltd.	706,187
268,100	Bumrungrad Hospital Public Co., Ltd.	714,234
		1,420,421
Media & Publishing—1.42%
260,700	BEC World Public Co., Ltd.	647,936

Petrochemicals—7.35%
1,354,800	Indorama Ventures Public Co., Ltd.	1,265,444
1,018,462	PTT Global Chemical Public Co., Ltd.	2,084,565
		3,350,009
Property Development—8.24%
1,255,600	Amata Corporation Public Co., Ltd.	681,236
1,201,800	Asian Property Development Public Co., Ltd.	353,355

See accompanying notes to financial statements.

1

6,673,400	Hemaraj Land and Development Public Co., Ltd.	685,116
571,700	L.P.N. Development Public Co., Ltd.	349,185
3,248,900	Land and Houses Public Co., Ltd.	960,523
42,400	SC Asset Corp. Public Co., Ltd.	24,795
422,500	SinoThai Engineering & Construction Public Co., Ltd.	281,391
660,400	Supalai Public Co., Ltd.	420,526
		3,756,127
Transportation—4.43%
522,800	Airports of Thailand Public Co., Ltd.	1,350,307
3,629,000	BTS Group Holdings Public Co., Ltd.	666,140
		2,016,447
Total Common Stocks (Cost—$41,675,513)		44,323,881

SHORT-TERM INVESTMENTS—2.62%

Principal
Amount
(000)			Value
THAI BAHT SAVINGS ACCOUNT—2.34%
32,783	Bangkok Bank Savings Account, 0.625%, due 10/1/12		1,065,081

U.S. DOLLAR TIME DEPOSIT—0.28%
131	JPMorgan Chase Bank, 0.05%, due 10/1/12		130,717

Total Short-Term Investments (Cost—$1,191,358)			1,195,798
Total Investments—99.89% (Cost—$42,866,872)			45,519,679

Other assets less liabilities—0.11%			50,430

NET ASSETS	(Applicable to 3,564,814 shares of capital stock outstanding; equivalent to $12.78 per share)	100.00%	$45,570,109

*  Non-income producing securities.

See accompanying notes to financial statements.

2

Fair Value Measurements - In accordance with the authoritative guidance on fair value measurements and disclosures under GAAP, the Fund discloses the fair value of its investments in a hierarchy that prioritizes the inputs to valuation techniques used to measure the fair value.  The hierarchy gives the highest priority to valuations based upon unadjusted quoted prices in active markets for identical assets or liabilities (level 1 measurements) and the lowest priority to valuations based upon unobservable inputs that are significant to the valuation (level 3 measurements).  The guidance establishes three levels of fair value hierarchy as follows:

Level 1 — Inputs that reflect unadjusted quoted prices in active markets for identical assets or liabilities that the Fund has the ability to access at the measurement date;

Level 2 — Inputs other than quoted prices that are observable for the asset or liability either directly or indirectly, including inputs in markets that are not considered to be active;

Level 3 — Inputs that are unobservable.

A financial instrument’s level within the fair value hierarchy is based upon the lowest level of any input that is significant to the fair value measurement.  However, the determination of what constitutes “observable” requires significant judgment by the Fund’s manager.  The Fund’s manager considers observable data to be market data which is readily available, regularly distributed or updated, reliable and verifiable, not proprietary, and provided by independent sources that are actively involved in the relevant market.

The following is a summary of the inputs used as of September 30, 2012 in valuing the Fund’s investments carried at value:

Valuation Inputs	Investments in Securities
Level 1 — Quoted Prices	$45,519,679
Level 2 — Other Significant Observable Inputs	—
Level 3 — Significant Unobservable Inputs	—

Total	$45,519,679

As all assets of the Fund are classified as Level 1, no reconciliation of Level 3 assets as of September 30, 2012 is presented.  During the period ended September 30, 2012, there were no transfers in or out of Level 1 and Level 2 fair value measurements and there were no significant changes to fair valuation methodologies.

All portfolio holdings designated as Level 1 are disclosed individually in the Portfolio of Investments (POI).  Please refer to the POI for industry specifics of the portfolio holdings.

For federal income tax purposes, the cost of securities owned at September 30, 2012 was $41,675,513, excluding short-term interest-bearing investments.  At September 30, 2012, the net unrealized appreciation on investments, excluding short-term securities, of $2,648,368 was composed of gross appreciation of $3,964,532 for those investments having an excess of value over cost, and gross depreciation of $1,316,164 for those investments having an excess of cost over value.

Item 2.   Controls and Procedures.

a)    The Registrant’s Principal Executive Officer and Principal Financial Officer concluded that the Registrant’s disclosure controls and procedures (as defined in Rule 30a-3(c) under the Investment Company Act of 1940 (17 CFR 270.30a-3(c))) were effective as of a date within 90 days prior to the filing date of this report (the “Evaluation Date”), based on their evaluation of the effectiveness of the Registrant’s disclosure controls and procedures required by Rule 30a-3(b) under the Investment Company Act of 1940 (17 CFR 270.30a-3(b)) and Rule 13a-15(b) or 15d-15(b) under the Securities Exchange Act of 1934 (17 CFR 240.13a-15(b) or 240.15d-15(b)), as of the Evaluation Date.

b)    There were no changes in the Registrant’s internal control over financial reporting (as defined in Rule 30a-3(d) under the Investment Company Act of 1940 (17 CFR 270.30a-3(d))) that occurred during the Registrant’s last fiscal quarter that has materially affected, or is reasonably likely to materially affect, the Registrant’s internal control over financial reporting.

Item 3.   Exhibits.

(a)   Certification of Principal Executive Officer and Principal Financial Officer of the Registrant as required by Rule 30a-2(a) under the Investment Company Act of 1940 (17 CFR 270.30a-2(a)) is attached hereto as Exhibit 99.302CERT.

SIGNATURES

Pursuant to the requirements of the Securities Exchange Act of 1934 and the Investment Company Act of 1940, the registrant has duly caused this report to be signed on its behalf by the undersigned, thereunto duly authorized.

The Thai Capital Fund, Inc.

By	\s\ Alan Goodson
Alan Goodson, President

Date: November 14, 2012

Pursuant to the requirements of the Securities Exchange Act of 1934 and the Investment Company Act of 1940, this report has been signed below by the following persons on behalf of the registrant and in the capacities and on the dates indicated.

By	\s\ Alan Goodson	Date: November 14, 2012
Alan Goodson, President

By	\s\ Andrea Melia	Date: November 14, 2012
Andrea Melia, Treasurer